Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current income tax
Current year	¥ 203,483	$ 29,393	¥ 93,588	¥ 81,365
Under provision in respect of prior years	19,066	2,754	151	27,837
Deferred tax
Movement in temporary differences	107,276	15,496	17,384	(14,837)
Under/(over) provision in respect of prior years	(143)	(20)	17,675	54,131
Withholding tax
Consolidated income tax expense reported in the statement of profit or loss	¥ 329,682	$ 47,623	¥ 128,798	¥ 148,496